CONTRACT LIABILITIES, OTHER PAYABLE AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

As of December 31, 2021 and 2022, contract liabilities, other payables and accruals consist of the followings:

		As of December 31,
		2021	2022	2022
	Notes	HK$’000	HK$’000	US$’000
Current:
Contract liabilities	(a)	45,264	37,410	4,796
Other payables and accruals
Other payables	(b)	32,597	35,975	4,612
Interest payables		22,024	12,344	1,583
Total		54,621	48,320	6,195

SCHEDULE OF CONTRACT LIABILITIES

(a) Contract liabilities, details of contract liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Gross amount due to customers for construction work	44,002	36,269	4,650
Short-term advances received from customers:
Graphene products business	1,262	1,141	146
Total	45,264	37,410	4,796